CONSOLIDATED BALANCE SHEETS (Parenthetical 2) - ₪ / shares	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Ordinary shares, par value per share	₪ 0.04	₪ 0.04
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	34,610,399	35,756,166
Ordinary shares, shares outstanding	34,507,303	34,473,070
Treasury shares	1,103,096	1,103,096